New and amended standards and interpretations	6 Months Ended
Jun. 30, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New and amended standards and interpretations
1.4 New and amended standards and interpretations

A number of amended standards became applicable for the current period, none of which have had a material impact on the financial statements for the three months and six months ended June 30, 2023.
On May 2023, the IASB issued amendments to IAS 12 Income taxes, International Tax Reform - Pillar Two Model Rules. The amendments include a temporary and mandatory exception to the requirements to recognize and disclose information about deferred tax assets and liabilities related to Pillar Two income taxes. The Company has applied this exception.
Further, at the date of authorization of these financial statements, On has not applied the following new and revised IFRS Standards that have been issued by the IASB but are not yet effective:

Description	Standard Reference	IASB Effective Date

Classification of liabilities as current or non-current	Amendments to IAS 1	January 1, 2024
Lease liability in a sale and leaseback	Amendment to IFRS 16	January 1, 2024
Supplier Finance Arrangements	Amendment to IAS 7 and IFRS 7	January 1, 2024

On does not expect that the adoption of the standards listed above will have a material impact on the financials of On in the current or future reporting periods.